Stock Compensation Plans and Share-Based Compensation Awards - Other (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Stock Compensation Plans and Share-Based Compensation Awards
Total fair value of share based awards vested			$ 52,100	$ 0
Share-based compensation expense	$ 52,134	$ 0	52,134	$ 0
Unrecognized compensation expenses	$ 22,400		$ 22,400
Weighted average period not yet recognized (in years)			3 years 9 months 18 days